T. ROWE PRICE JAPAN FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
JAPAN 98.8%
COMMON STOCKS 98.5%
Automobiles & Transportation Equipment 5.1%
Nippon Seiki	587,900	6,604
Suzuki Motor	1,057,500	34,700
Total Automobiles & Transportation Equipment		41,304
Construction & Materials 1.3%
Sumitomo Densetsu	518,600	10,603
Total Construction & Materials		10,603
Electric Appliances & Precision Instruments 16.6%
FANUC	162,800	27,468
Hamamatsu Photonics	220,100	9,566
Keyence	94,100	39,681
Mitsubishi Electric	2,313,000	30,194
Murata Manufacturing	204,400	13,129
Nippon Ceramic	262,000	5,033
Shimadzu	398,500	10,170
Total Electric Appliances & Precision Instruments		135,241
Financials ex-Banks 0.3%
Aruhi (1)	206,600	2,657
Total Financials ex-Banks		2,657
Foods 1.0%
Ezaki Glico	176,600	8,182
Total Foods		8,182
Information Technology 1.1%
NET One Systems	218,300	8,505
Total Information Technology		8,505

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)
IT & Services & Others 35.8%
Benefit One	303,100	6,648
CyberAgent	141,900	8,027
Demae-Can (1)	414,800	6,181
Freee KK (2)	322,772	14,520
GMO Payment Gateway	109,800	11,511
Hikari Tsushin	54,600	11,837
JMDC (1)(2)	77,200	5,296
Medley (1)(2)	133,800	3,791
Mercari (2)	86,700	3,673
Money Forward (2)	99,600	6,704
Nintendo	26,300	11,567
Nippon Telegraph & Telephone	1,259,100	29,226
Oriental Land	65,900	7,950
Pigeon	112,600	4,378
Recruit Holdings	536,200	16,727
Sansan (1)(2)	133,947	6,579
SMS	853,600	21,181
SoftBank	1,328,700	17,786
SoftBank Group	902,900	56,949
Solasto	1,847,000	17,876
TechnoPro Holdings	149,300	7,629
UT Group (1)(2)	760,100	15,498
Total IT & Services & Others		291,534

Machinery 17.4%
Daikin Industries	170,900	30,069
Disco	20,900	5,065
Fujitec	903,200	15,478
Hoshizaki	538,900	41,081
Kubota	1,530,200	21,790
Miura	556,500	21,160
SMC	12,500	6,569
Total Machinery		141,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)
Pharmaceutical 4.8%
Chugai Pharmaceutical	358,800	16,200
Kyowa Kirin	411,600	10,165
Takeda Pharmaceutical	346,700	12,574
Total Pharmaceutical		38,939
Raw Materials & Chemicals 7.2%
Daio Paper (1)	1,717,100	23,319
Fancl	441,800	12,745
Kansai Paint	586,600	11,242
Nippon Paint Holdings	87,600	5,990
Sumitomo Seika Chemicals	174,900	5,551
Total Raw Materials & Chemicals		58,847
Real Estate 1.5%
Hoshino Resorts REIT (1)	2,233	8,650
Industrial & Infrastructure Fund Investment	2,027	3,812
Total Real Estate		12,462
Retail Trade 4.7%
Fast Retailing	37,300	19,836
JINS Holdings (1)	104,700	7,107
Pan Pacific International Holdings	222,100	5,034
Welcia Holdings	70,400	6,445
Total Retail Trade		38,422
Steel & Nonferrous Metals 1.7%
Sumitomo Electric Industries	1,252,800	13,997
Total Steel & Nonferrous Metals		13,997

Total Common Stocks		801,905

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.3%
IT & Services & Others 0.3%
Finc Technologies, Series E, Acquisition Date: 12/18/19, Cost:
$3,650 (2)(3)(4)	232,019	2,796
Total IT & Services & Others		2,796

Total Convertible Preferred Stocks		2,796
Total Japan (Cost $612,247)		804,701
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS 1.2%
T. Rowe Price Government Reserve Fund, 0.13% (5)(6)	9,400,469	9,401
Total Short-Term Investments (Cost $9,401)		9,401
SECURITIES LENDING COLLATERAL 4.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 4.7%
Short-Term Funds 4.7%
T. Rowe Price Short-Term Fund, 0.25% (5)(6)	3,820,433	38,204
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		38,204
Total Securities Lending Collateral (Cost $38,204)		38,204
Total Investments in Securities 104.7%
(Cost $659,852)		$852,306
Other Assets Less Liabilities (4.7)%		(37,958)
Net Assets 100.0%		$814,348

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2020.
(2)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND

(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,796 and represents 0.3% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$67
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$67+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$12,988		¤	¤	$9,401
T. Rowe Price Short-Term
Fund	37,186		¤	¤	38,204
Total					$47,605^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $67 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $47,605.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE JAPAN FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE JAPAN FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$801,905	$—	$801,905
Convertible Preferred Stocks	—	—	2,796	2,796
Short-Term Investments	9,401	—	—	9,401
Securities Lending Collateral	38,204	—	—	38,204
Total	$47,605	$801,905	$2,796	$852,306